CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 5,138	$ 5,167
Cash and cash equivalents	$ 5,138	$ 5,167